Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	International Growth Fund
Issuer	Arm Holdings PLC
Ticker/Sedol	ARM / 042068205
Principal Amount (US$)	$4,870,500,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$2,803,572.00
Amount Purchased (Foreign$)	N/A
Trade Date	9/14/2023
Price (US$)	$51.00
Price-Foreign	N/A
Underwriter	Barclays Capital Inc.
Other Syndicate Members:
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
Mizuho Securities USA LLC
BofA Securities, Inc.
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
Jefferies LLC
BNP Paribas Securities Corp.
Credit Agricole Securities (USA) Inc.
MUFG Securities Americas Inc.
Natixis Securities Americas LLC
Santander US Capital Markets LLC
SMBC Nikko Securities America, Inc.
BMO Capital Markets Corp.
Daiwa Capital Markets America Inc.
Guggenheim Securities, LLC
HSBC Securities (USA) Inc.
Intesa Sanpaolo S.p.A.
Independence Point Securities LLC
KeyBanc Capital Markets Inc.
Loop Capital Markets LLC
Samuel A. Ramirez & Company, Inc.
Rosenblatt Securities Inc.
SG Americas Securities, LLC
Cowen and Company, LLC
Nomura Securities International, Inc.
WR Securities, LLC

Underwriting Spread	2.00%
Currency	USD

Fund	Focused International Growth
Issuer	Arm Holdings PLC
Ticker/Sedol	ARM / 042068205
Principal Amount (US$)	$4,870,500,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$87,108.00
Amount Purchased (Foreign$)	N/A
Trade Date	9/14/2023
Price (US$)	$51.00
Price-Foreign	N/A
Underwriter	Barclays Capital Inc.
Other Syndicate Members:
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
Mizuho Securities USA LLC
BofA Securities, Inc.
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
Jefferies LLC
BNP Paribas Securities Corp.
Credit Agricole Securities (USA) Inc.
MUFG Securities Americas Inc.
Natixis Securities Americas LLC
Santander US Capital Markets LLC
SMBC Nikko Securities America, Inc.
BMO Capital Markets Corp.
Daiwa Capital Markets America Inc.
Guggenheim Securities, LLC
HSBC Securities (USA) Inc.
Intesa Sanpaolo S.p.A.
Independence Point Securities LLC
KeyBanc Capital Markets Inc.
Loop Capital Markets LLC
Samuel A. Ramirez & Company, Inc.
Rosenblatt Securities Inc.
SG Americas Securities, LLC
Cowen and Company, LLC
Nomura Securities International, Inc.
WR Securities, LLC

Underwriting Spread	2.00%
Currency	USD